Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets [Line Items]
Impairment charge	$ 0	$ 5,308	$ 4,062
Weighted-average amortization period	11 years 6 months
Amortization method	straight line basis